Property, Plant and Equipment (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Construction in progress USD ($)	Dec. 31, 2013 Construction in progress CNY	Dec. 31, 2012 Construction in progress CNY	Dec. 31, 2011 Construction in progress CNY
Property, Plant and Equipment
Interest cost capitalized					$ 8,920	53,998	130,967	202,138
Interest cost charged to income	160,496	971,597	897,124	626,737	160,496	971,597	897,124	626,737
Total interest cost incurred					169,416	1,025,595	1,028,091	828,875
Property, plant and equipment pledged to secure short-term bank borrowings	$ 1,383,034	8,372,472	6,262,340